Stock Award Plans - Option Activity (Details) (Employee Stock Option [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of period	2,300,106
Options granted	0
Options exercised	(236,691)
Options forfeited	(159,837)
Options outstanding at end of period	1,903,578	2,300,106
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding, weighted average exercise price at beginning of period	$ 20.60
Options granted, weighted average exercise price	$ 0.00
Options exercised, weighted average exercise price	$ 18.12
Options forfeited, weighted average exercise price	$ 20.31
Options outstanding, weighted average exercise price at end of period	$ 20.93	$ 20.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options exercisable	1,615,828
Options exercisable, weighted average exercise price	$ 21.82
Options outstanding, weighted average remaining contractual term	4 years	4 years
Options exercisable, weighted average remaining contractual term	3 years
Options outstanding, aggregate intrinsic value	$ 2,563	$ 1,269
Options exercisable, aggregate intrinsic value	$ 1,196